Fees Summary	Aug. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 125,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,813.48
Total Offset Amount	0.00
Net Fee	$ 2,813.48